Expenses and Other Non-Operating Income/(Expense), Net - Schedule Of Sales And Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses And Other Non Operating Income Expense Net [Abstract]
Advertisement and publicity expenses	$ 887,333	$ 144,584
Employee salaries and benefits	423,710	1,371,468
Consultancy charges	4,076,671	1,602,332
Share-based payments to employees	508,288	2,649,012
Share-based payments to related parties	389,444	963,858
Total	$ 6,285,446	$ 6,731,254